41. Condensed Unconsolidated Financial Information of Companhia Paranaense de Energia - Copel (Details 2) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
StatementsOfComprehensiveIncomeLineItems [Line Items]
NET INCOME	R$ 1,444,004	R$ 1,118,255	R$ 874,472
Items that will never be reclassified to profit or loss
Gain (losses) on post employment benefits	(58,354)	(46,506)	(88,906)
Gain (losses) on post employment benefits - equity	0	0	(852)
Gain (losses) on taxes on other comprehensive income	19,994	16,827	30,174
Items that are or maybe reclassified to profit or loss
Adjustments related to financial assets:	0	26,138	3,612
Taxes on other comprehensive income	0	(8,888)	(1,229)
Realization - gain on financial assets, net of taxes	0	(18,909)	0
Total comprehensive income, net of taxes	(38,360)	(31,338)	(57,201)
TOTAL COMPREHENSIVE INCOME	1,405,644	1,086,917	817,271
Companhia Paranaense de Energia - Copel
StatementsOfComprehensiveIncomeLineItems [Line Items]
NET INCOME	1,407,063	1,033,626	895,772
Items that will never be reclassified to profit or loss
Gain (losses) on post employment benefits	(408)	18	6,460
Gain (losses) on post employment benefits - equity	(38,245)	(29,567)	(63,913)
Gain (losses) on taxes on other comprehensive income	139	(7)	(2,196)
Items that are or maybe reclassified to profit or loss
Adjustments related to financial assets:	0	11,661	3,612
Adjustments related to financial assets - equity	0	9,554	0
Taxes on other comprehensive income	0	(3,965)	(1,229)
Realization - gain on financial assets, net of taxes	0	(9,355)	0
Realization - gain on financial assets - equity	0	(9,554)	0
Total comprehensive income, net of taxes	(38,514)	(31,215)	(57,266)
TOTAL COMPREHENSIVE INCOME	R$ 1,368,549	R$ 1,002,411	R$ 770,733